STOCK HOLDERS' EQUITY - Schedule of Warrant Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Aug. 31, 2017	May 31, 2017
Equity [Abstract]
Beginning Balance, Issued Warrants	60,000,000
Beginning Balance, Average Exercise Price	$ 0.25
Issued, Warrants		60,000,000
Issued, Average Exercise Price		$ 0.25
Weighted Average, Term	4 years 9 months	5 years
Aggregate Intrinsic Value		$ 45,000,000
Expired Warrants
Expired Average Exercise Price
Exercised, Warrants
Exercised, Average Exercise Price
Cancelled, Warrants
Cancelled, Average Exercise Price
Ending Balance, Issued Warrants		60,000,000
Ending Balance, Average Exercise Price		$ 0.25